Cash and Cash Equivalents and Pledged Bank Deposits - Schedule of Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Cash and bank balances		$ 23,005,589		$ 14,152,465
Time deposits		19,701,267		54,677,296
Total		42,706,856		68,829,761
Less: Pledged bank deposits		(185,336)		(188,745)
Cash and cash equivalents	$ 30,172,966	$ 42,521,520	$ 56,497,277	$ 68,641,016	$ 24,077,695	$ 9,190,286